Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2020
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Entity Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 25, 2020
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2020
Prospectus Date	rr_ProspectusDate	Oct. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A